UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2013

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
AMERICAN RAILCAR INDUSTRIES INC		7.500%	3/1/2014	$27,000	$27,312	$27,100
ENTERGY CORP NEW		3.625%	9/15/2015	250,000	253,046	260,217
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	554,259	574,898
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,491	263,733
HUMANA INC		6.450%	6/1/2016	250,000	273,048	287,545
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,590	253,819
TRANSOCEAN INC		5.050%	12/15/2016	250,000	252,677	279,139
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	475,601	496,458
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	502,647	506,500
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,705,314	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	900,010	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,254,174	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,207,769	$8,699,168	$2,949,409	2.64%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$504,723
BERWYN INCOME FUND	10,150.38	135,000	135,711
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	377,100
DOUBLELINE CORE FIXED INCOME I	89,138.52	1,000,000	1,004,591
DOUBLELINE EMERGING MARKETS FIXED INCOME I	46,079.80	500,000	509,643
DOUBLELINE TOTAL RETURN BOND N	226,010.04	2,500,000	2,562,954
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	668,309
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	566,960
FIDELITY STRATEGIC INCOME FUND	14,972.78	165,000	169,791
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	178,560
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	964,947
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,073,975
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	15,000.00	1,638,020	1,791,300
JANUS TRITON FUND T SHARES	2,916.88	31,006	55,625
JOHN HANCOCK PREFERRED INCOME FUND	5,000.00	112,075	116,305
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,851,441
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	1,016,845
MANNING & NAPIER PRO BLEND CONSERV TERM S	3,804.54	50,753	51,856
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	624,697
OSTERWEIS STRATEGIC INCOME FUND	19,861.83	230,000	234,171
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	234,125
PIMCO FUNDAMENTAL ADV TOTAL RETURN STRAT I	248,756.22	1,000,000	1,101,990
PIMCO INCOME FD INSTITUTIONAL	128,944.70	1,500,000	1,616,967
PIMCO ALL ASSET INSTITUTIONAL	154,782.72	1,942,500	1,967,288
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	219,641.25	2,442,500	2,442,411
PIMCO GLOBAL MULTI-ASSET CL D	32,359.01	350,000	375,365
PIMCO REAL RETURN INSTITUTIONAL	171,411.82	2,000,000	2,089,510
PIMCO TOTAL RETURN INSTITUTIONAL	122,128.55	1,249,375	1,366,618
POWERSHARES PREFERRED PORT	5,000.00	66,915	73,950
TCW TOTAL RETURN BOND I	109,647.08	1,100,000	1,129,365
TEMPLETON EMERGING MKTS INCOME FUND	25,000.00	337,317	432,250
TEMPLETON GLOBAL INCOME FD	64,800.00	591,441	630,504
USAA SHORT-TERM BOND FUND	109,170.31	1,000,000	1,013,100
VANGUARD INTERM-TERM INVESTMENT-GRADE ADMIRAL	186,831.27	1,650,552	1,913,152
TOTAL BOND MUTUAL FUNDS		$29,014,454	$30,846,099	27.57%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U.S. LARGE CAP EQUITIES
Large Cap Blend
INCOME FUND OF AMER INC CL A	5,963.03	$100,000	$111,151	0.10%

INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	54,203	0.05%

Foreign Large Value
ISHARES INC MSCI CANADA INDEX	10,000.00	264,925	288,700
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	56,624
		308,944	345,324	0.31%

Diversified Emerging Markets
WESTERN ASSET EMRG MKT DEBT PORTFOLIO	15,000.00	284,410	332,400	0.30%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	275,400	0.25%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	3,885.00	220,273	220,551	0.20%

TOTAL INTERNATIONAL EQUITIES		1,121,161	1,227,878	1.10%

SPECIALTY FUNDS
Energy
ALPS ETF TR ALERIAN MLP	50,000	818,668	864,500
NUVEEN ENERGY MLP TOTAL RETURN	10,295.00	138,065	200,444
		956,733	1,064,944	0.95%

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	500.00	45,277	72,790	0.07%

Utilities
SECTOR SPDR TR SBI INT-UTILITIES	23,000.00	734,317	841,340	0.75%

Large Cap Blend
T. ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	116,177
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,693	84,255
YACKTMAN FUND SVC	14,258.04	256,985	289,153
		411,154	489,585	0.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:

Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	272,619
ISHARES S&P US PFD STOCK INDEX		1,250.00	49,231	50,187
			299,231	322,806	0.29%

Precious Metals
MARKET VECTORS JR GOLD MINERS ETF		25,000.00	678,373	472,500
MARKET VECTORS GOLD MINERS ETF		43,000.00	2,183,357	1,789,660
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,612,000
			3,831,280	3,874,160	3.46%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	490,302	0.44%

Moderate Allocation
FPA CRESCENT FUND		18,462.15	525,303	541,310
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	263,422
SEQUOIA FD INC COM	[3]	740.54	108,371	131,298
			897,274	936,030	0.84%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	531,674
WINTERGREEN FD INC COM		7,005.79	102,985	111,112
			612,985	642,786	0.57%

TOTAL SPECIALTY FUNDS			8,211,143	8,734,743	7.81%

TOTAL STOCK MUTUAL FUNDS			9,432,304	10,073,772	9.00%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$38,446,758	$40,919,871	36.58%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND	[2,3]	$500,000	$517,000
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,000,000	948,174
ELLIOTT ASSOCIATES LP	[2,3]	2,000,000	3,140,272
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	2,921,985
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,500,000	2,988,080
LMC COMPASS FUND LP	[2,3]	698,059	1,015,479
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	1,000,000	1,195,580
PRIVET FUND LP	[2,3]	1,000,000	1,301,210
RIVERNORTH CAPITAL PARTNERS, LP	[2,3]	2,000,000	2,540,218
SMITH BREEDEN SECURITIZED CREDIT OPPORTUNITIES LLC	[2,3]	500,000	535,020
STARK INVESTMENTS LP	[2,3]	278,431	725,490
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	298,197	316,306
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	37,500
TOTAL LIMITED PARTNERSHIPS		14,510,254	18,182,314	16.25%

TOTAL OTHER INVESTMENTS		$14,510,254	$18,182,314	16.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	12,500.00	PENNEY J C INC COM		$238,309	$254,125	0.23%

Consumer Services	5,000.00	COMPANHIA DE BEBIDAS DAS A		142,690	235,300
	1,000.00	MCDONALDS CORP COM		95,695	95,290
	1,500.00	RENT A CENTER INC NEW COM		51,495	53,520
				289,880	384,110	0.34%

Retailing	3,000.00	LOWES COMPANIES INC COM		83,070	114,570
	1,500.00	PANERA BREAD CO CL A	[3]	235,356	239,715
	15,000.00	PEP BOYS MANNY MOE & JACK COM	[3]	140,817	166,950
				459,243	521,235	0.47%

Recreation	15,000.00	CEDAR FAIR LP		446,330	562,800	0.50%

TOTAL CONSUMER DISCRETIONARY				1,433,762	1,722,270	1.54%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	COCA COLA HELLENIC BOTTLING ADR		217,798	257,000
	25,000.00	DANONE SPONSORED ADR		327,027	346,410
	7,000.00	FAMILY DOLLAR STORES INC		424,919	396,900
				969,744	1,000,310	0.89%

Food, Beverage & Tobacco	3,500.00	GENERAL MILLS INC COM		122,082	146,790
	1,000.00	HERSHEY CO COM		61,459	79,450
	6,000.00	LORILLARD INC		258,466	234,420
	10,000.00	NESTLE S A SPONSORED ADR	[3]	396,900	703,200
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	175,920
	2,000.00	SMUCKER J M CO COM NEW		121,939	177,260
				1,104,362	1,517,040	1.36%

Household & Personal Products	15,000.00	AVON PRODUCTS INC COM		262,703	254,700
	500.00	KIMBERLY CLARK CORP COM		43,706	44,755
	3,500.00	PROCTER & GAMBLE CO COM		227,433	263,060
				533,842	562,515	0.50%

TOTAL CONSUMER STAPLES				2,607,948	3,079,865	2.75%

ENERGY	25,000.00	ATLANTIC POWER CORP.		351,696	307,250
	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	69,080
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	232,830
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	105,280
	1,000.00	CHEVRON CORP		106,870	115,150
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	93,195
	750.00	DEVON ENERGY CORP NEW COM		59,334	42,893

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
	250.00	ENCANA CORP COM		6,581	4,840
	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	202,240
	2,000.00	ENSCO PLC		99,341	127,140
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	988,325
	2,004.00	EXXON MOBIL CORP COM		151,432	180,300
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	711,200
	5,000.00	KINDER MORGAN INC COM		173,187	187,300
	214.31	KINDER MORGAN MANAGEMENT L	[3]	7,936	17,674
	436,309.02	KINDER MORGAN MGMT FR	[3]	4	-
	7,500.00	LINN ENERGY LLC		139,980	291,675
	7,500.00	MARKWEST ENERGY PARTNERS L		95,426	414,150
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	88,270
	5,000.00	ONEOK INC COM		107,538	235,050
	750.00	PEABODY ENERGY CORP COM		45,175	18,862
	2,500.00	PENN WEST PETROLEUM LTD		45,428	25,300
	4,400.00	PETROLEO BRASILEIRO SA SPO		131,771	80,432
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	527,000
	3,000.00	SEADRILL LIMITED SHS		114,523	119,040
	5,000.00	TARGA RESOURCES PARTNERS		134,173	200,800
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	185,535
	1,500.00	TRANSOCEAN INC NEW SHS		104,518	85,065
TOTAL ENERGY				2,918,019	4,690,198	4.19%

FINANCIALS
Banks	1,300.00	BANK N S HALIFAX COM		66,388	76,531	0.07%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL	[3]	185,406	242,325
	1,300.00	CME GROUP		71,797	75,192
	500.00	NYSE EURONEXT		13,692	17,285
				270,895	334,802	0.30%

Insurance	1,000.00	METLIFE INC COM		32,265	37,340	0.03%

Real Estate	35,000.00	MEDICAL PROPERTIES TRUST INC COM		370,003	470,750
	2,000.00	VENTAS INC COM		91,107	132,580
				461,110	603,330	0.54%

Financial	6,000.00	AMERICAN CAPITAL AGENCY CORP		183,847	189,720
	800.00	AMERICAN EXPRESS CO COM		35,211	47,048
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	74,350
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	241,500
	25,000.00	OAKTREE CAPITAL GROUP LLC UNIT		972,249	1,201,000
	50,000.00	TWO HARBORS INVT CORP COM		569,600	621,000
	10,000.00	WESTERN UNION CO COM		121,950	142,300
				2,191,462	2,516,918	2.25%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

REIT	15,000.00	CORRECTIONS CORP AMER NEW COM		431,887.00	568,350.00	0.51%

TOTAL FINANCIALS				3,454,007	4,137,271	3.70%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	90,740
	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	4,475
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	105,975
				129,194	201,190	0.18%

Pharmaceuticals & Biotechnology	3,000.00	ASTRAZENECA PLC SPONSORED		135,341	144,540
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	86,080
	500.00	IMMUNOGEN INC COM	[3]	5,722	7,160
	3,000.00	ELI LILLY & CO COM		132,158	161,070
	27,500.00	PFIZER INC COM		503,831	750,200
	10,000.00	SANOFI SPONSORED ADR		337,248	486,800
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	29,450
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	37,990
				1,242,299	1,703,290	1.52%

TOTAL HEALTH CARE				1,371,493	1,904,480	1.70%

INDUSTRIALS
Capital Goods	6,000.00	TEEKAY LNG PARTNERS LP		230,353	239,520	0.21%

Commercial Services & Supplies	2,000.00	PHH CORP COM	[3]	43,525	43,760
	1,000.00	STERICYCLE INC COM	[3]	85,105	94,350
	6,000.00	US ECOLOGY INC COM		122,962	142,560
	500.00	WASTE MGMT INC DEL COM		17,412	18,190
				269,004	298,860	0.27%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,329	68,870	0.06%

TOTAL INDUSTRIALS				572,686	607,250	0.54%

INFORMATION TECHNOLOGY
Software & Services	250.00	GOOGLE INC CL A	[3]	173,343	188,922
	9,500.00	MICROSOFT CORP COM		229,642	260,775
	4,000.00	ORACLE CORP COM		110,847	142,040
				513,832	591,737	0.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Technology Hardware & Equipment	1,500.00	APPLE INC COM		794,002	683,235
	5,700.00	CISCO SYSTEMS INC COM		111,360	117,249
	3,000.00	NCR CORP NEW COM	[3]	67,837	83,310
	1,500.00	QUALCOMM INC COM		71,275	99,030
	74,100.00	XEROX CORP COM		498,760	593,541
				1,543,234	1,576,365	1.41%

Semiconductors &	3,500.00	INTEL CORP COM		73,337	73,640	0.07%
Semiconductor Equipment

TOTAL INFORMATION TECHNOLOGY				2,130,403	2,241,742	2.00%

MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE		143,842	186,700
	2,000.00	MOSAIC CO		93,287	122,500
	7,500.00	NEWMONT MINING CORP COM		488,457	322,200
	1,000.00	POTASH CORP		42,081	42,500
	2,000.00	RPM INTL INC COM		42,340	62,420
TOTAL MATERIALS				810,007	736,320	0.66%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	50,320
	3,000.00	AT&T CORP COM		84,047	104,370
	2,500.00	BCE INC COM		99,660	111,050
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	94,655
	5,000.00	SINGAPORE TELECOMM LTD ADR		121,425	141,380
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	33,900
	2,000.00	TELECOM ARGENTINA SA		36,419	31,740
	13,000.00	TELEFONICA S A SPONSORED A		216,847	186,680
	6,000.00	TELEPHONICA BRASIL S.A.		146,002	151,080
TOTAL TELECOMMUNICATION SERVICES				890,004	905,175	0.81%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050.00	90,580.00
	5,000.00	AMERIGAS PARTNERS LP COM		212,399.00	216,450.00
	6,500.00	DOMINION RES INC VA COM		330,756	351,715
	19,187.00	DUKE ENERGY CORP COM		950,552	1,318,915
	2,500.00	ENERSIS		49,539	49,125
	1,000.00	ENTERGY CORP NEW COM		69,388	64,600
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	109,380
	10,000.00	NATIONAL GRID PLC SPON ADR		496,411	549,200
	6,000.00	ONEOK PARTNERS LP COM		155,009	357,600
	17,500.00	SOUTHERN CO COM		628,940	774,025
TOTAL UTILITIES				3,076,110	3,881,590	3.47%

TOTAL INVESTMENTS IN COMMON STOCKS				$20,341,226	$24,871,839	22.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$24,984,868	$24,984,868	22.33%

TOTAL INVESTMENTS - MARKET VALUE			111,908,301	100.03%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(32,297)	-0.03%

TOTAL NET ASSETS			$111,876,004	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
FAMILY DOLLAR CALL OPTION, $75 EXP 4/20/13	[3]	(20.00)	$(4,669)	$(200)
PPH CORP CALL OPTION, $25 EXP 5/18/13	[3]	(20.00)	(1,669)	(600)
RENT A CENTER INC CALL OPTION, $40 EXP 3/16/13	[3]	(15.00)	(1,394)	(300)
STERICYCLE INC CALL OPTION, $100 EXP 2/16/13	[3]	(10.00)	(1,034)	(100)
TOTAL CALL OPTIONS - LIABILITIES			(8,766)	(1,200)	0.00%

PUT OPTIONS:
APPLE INC PUT OPTION, $550 EXP 2/16/13	[3]	(20.00)	(40,533)	(189,700)
AVON PRODUCTS PUT OPTION, $13 EXP 4/20/13	[3]	(250.00)	(22,359)	(1,250)
AVON PRODUCTS PUT OPTION, $12 EXP 7/20/13	[3]	(250.00)	(21,482)	(5,000)
DOW CHEMICAL PUT OPTION, $25 EXP 3/16/13	[3]	(50.00)	(4,822)	(200)
FAMILY DOLLAR PUT OPTION, $52.50, EXP 4/20/13	[3]	(50.00)	(8,171)	(6,250)
FEDEX CORP PUT OPTIN, $80 EXP 4/20/13	[3]	(25.00)	(8,836)	(675)
HARMON INTL PUT OPTION, $40 EXP 4/20/13	[3]	(50.00)	(15,138)	(5,000)
LORILLARD INC PUT OPTION $33, EXP	[3]	(75.00)	(7,045)	(1,950)
MCDONALDS CORP PUT OPTION $82, EXP	[3]	(40.00)	(9,937)	(360)
VERIZON COMM PUT OPTION $38, EXP	[3]	(50.00)	(6,222)	(950)
WESTERN UNION CO PUT OPTION $12, EXP	[3]	(150.00)	(8,016)	(3,750)
TOTAL PUT OPTIONS - LIABILITIES			(152,560)	(215,085)	-0.19%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(161,326)	$(216,285)	-0.19%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2013

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2013

D. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2008 and thereafter are subject to possible future examinations by tax authorities.

E. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy:

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2013

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of January 31, 2013.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,949,409	$-	$-	$2,949,409
Mutual Funds
Bond Mutual Funds	30,846,099	-	-	30,846,099
Stock Mutual Funds	10,073,772	-	-	10,073,772
Other Investments
Limited Partnerships	-	-	18,182,314	18,182,314
Common Stocks
Common Stocks – Publicly Traded	24,871,839	-	-	24,871,839
Call Options	(1,200)	-	-	(1,200)
Put Options	(215,085)	-	-	(215,085)
Cash and Cash Equivalents	24,984,868	-	-	24,984,868
Total Investments	$93,509,702	$-	$18,182,314	$111,692,016

The table below presents a reconciliation for the quarter ended January 31, 2013, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized			Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Net	in (out of)	as of
Level 3 Assets	10/31/2012	Premiums	Losses	Losses	Purchases	Sales	Level 3	1/31/2013
Other Investments
Limited Partnerships	$18,308,442	$-	$338,419	$362,652	$500,000	$(1,327,199)	$-	$18,182,314
Total Investments	$18,308,442	$-	$338,419	$362,652	$500,000	$(1,327,199)	$-	$18,182,314

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2013

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2013, were as follows:

Gross appreciation (excess of value over tax cost)	$12,370,867
Gross depreciation (excess of tax cost over value)	(7,944,840)
Net unrealized appreciation	$4,426,027
Cost of investments for income tax purposes	$107,482,274

4.	OPTIONS WRITTEN

As of January 31, 2013, portfolio securities valued at $305,030 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2012	4,952	$696,077
Options written	840	70,537
Options terminated in closing purchase transactions	(549)	(63,168)
Options expired	(3,478)	(392,319)
Options exercised	(690)	(149,801)
Options outstanding at January 31, 2013	1,075	$161,326

5.	PLEDGED COLLATERAL

As of January 31, 2013, short-term investments in the amount of $3,635,599 were pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $6,359,498 and have been assigned no value at January 31, 2013.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 8, 2013

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and

Chief Executive Officer

March 8, 2013